UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 5800
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John T. Unger
Title:     Senior Vice President and General Counsel
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  John T. Unger     Houston, TX     August 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $23,868 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     NOTE 6.000% 5/0  007903AL1      702  1087000 PRN      SOLE                  1087000        0        0
AIRCASTLE LTD                  COM              G0129K104      137    16236 SH       SOLE                    16236        0        0
AMERICAN CAPITAL STRATEGIES    COM              024937104     2805   118025 SH       SOLE                   118025        0        0
APOLLO INVT CORP               COM              03761U106     1874   130750 SH       SOLE                   130750        0        0
ARBOR RLTY TR INC              COM              038923108      263    29300 SH       SOLE                    29300        0        0
ARES CAP CORP                  COM              04010L103     2126   210939 SH       SOLE                   210939        0        0
AZZ INC                        COM              002474104      360     9030 SH       SOLE                     9030        0        0
BANK OF AMERICA CORPORATION    COM              060505104      989    41412 SH       SOLE                    41412        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253u108      729    40021 SH       SOLE                    40021        0        0
CERADYNE INC                   NOTE 2.875%12/1  156710AA3     1835  2000000 PRN      SOLE                  2000000        0        0
CITIGROUP INC                  COM              172967101      179    10700 SH       SOLE                    10700        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      213     4300 SH       SOLE                     4300        0        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106      244    19845 SH       SOLE                    19845        0        0
GLADSTONE COML CORP            COM              376536108     1070    61730 SH       SOLE                    61730        0        0
GLADSTONE INVT CORP            COM              376546107      444    69044 SH       SOLE                    69044        0        0
HIGHLAND DISTRESSED OPPORT I   COM              430067108       87    15200 SH       SOLE                    15200        0        0
ISTAR FINL INC                 COM              45031U101      436    33000 SH       SOLE                    33000        0        0
KOHLBERG CAPITAL CORP          COM              500233101      283    28250 SH       SOLE                    28250        0        0
NATIONAL RETAIL PROPERTIES I   COM              637417106      374    17900 SH       SOLE                    17900        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     3538  5137000 PRN      SOLE                  5137000        0        0
PFIZER INC                     COM              717081103     1349    77214 SH       SOLE                    77214        0        0
PMC COML TR                    SH BEN INT       693434102      563    70422 SH       SOLE                    70422        0        0
PROSPECT CAPITAL CORPORATION   COM              74348T102      241    18300 SH       SOLE                    18300        0        0
TICC CAPITAL CORP              COM              87244T109     1589   291101 SH       SOLE                   291101        0        0
VIROPHARMA INC                 NOTE 2.000% 3/1  928241AH1     1438  1754000 PRN      SOLE                  1754000        0        0